Summary of Due to Container Investors, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	$ 9,248	$ 10,679
Due to container investors, net	19,215	17,985
Managed Fleet
Related Party Transaction [Line Items]
Accounts receivable	10,598	7,639
Prepaid expenses and other current assets	60	42
Accounts payable and accrued expenses	(691)	(375)
Due from to related party	$ 9,967	$ 7,306